Share Capital (Schedule of Stock Options Range for Outstanding and Exercisable Shares) (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	2,231,405	2,766,377	3,924,851
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 11.37	$ 9.32	$ 8.32
Weighted average remaining contractual life of options outstanding (years)	4 years 1 month 2 days
Number of options exercisable (in shares) | shares	1,289,437
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 9.29
$6.01 - $7.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	54,167
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 6.58
Weighted average remaining contractual life of options outstanding (years)	1 year 2 months 12 days
Number of options exercisable (in shares) | shares	54,167
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 6.58
$7.01 - $8.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	313,745
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 7.63
Weighted average remaining contractual life of options outstanding (years)	2 years 7 days
Number of options exercisable (in shares) | shares	313,745
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 7.63
$8.01 - $11.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	985,661
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 9.47
Weighted average remaining contractual life of options outstanding (years)	3 years 7 months 6 days
Number of options exercisable (in shares) | shares	803,759
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 9.42
$11.01 - $14.05
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	399,125
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 14.05
Weighted average remaining contractual life of options outstanding (years)	5 years 2 months 4 days
Number of options exercisable (in shares) | shares	117,766
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 14.05
$14.06 - $23.83
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	478,707
Outstanding weighted average exercise price (CAD per share) | $ / shares	$ 16.08
Weighted average remaining contractual life of options outstanding (years)	4 years 9 months 14 days
Number of options exercisable (in shares) | shares	0
Exercisable weighted average exercise price (CAD per share)) | $ / shares	$ 0